Share Capital - Summary of Share Capital (Parenthetical) (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Apr. 30, 2020
Disclosure of classes of share capital [line items]
Issued capital		¥ 16,948	¥ 15,329
Derivative Component of Convertible Bonds [Member]
Disclosure of classes of share capital [line items]
Number of convertible bonds converted		101,034,070
Issued capital		¥ 1,619
Share premium		¥ 8,837
Convertible bond conversion price per share		¥ 6.24		¥ 6.24
Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital		¥ 2,453	4,152
Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital		¥ 14,495	¥ 11,177
A Shares (par value RMB1.00 per share) owned by CSAH [Member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		2,453,434,457	2,942,637,115
Issuance price per share		¥ 1.00	¥ 1.00
A Shares (par value RMB1.00 per share) owned by CSAH [Member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		6,147,463,051	4,039,228,665
Issuance price per share		¥ 1.00	¥ 1.00
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		4,072,395,671	4,072,291,766
Issuance price per share		¥ 1.00	¥ 1.00
Issued capital		¥ 4,073	¥ 4,073
H Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued		0	1,209,621,577
Issuance price per share		¥ 1.00	¥ 1.00
Issued capital			¥ 1,210
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued		4,275,144,849	3,065,523,272
Issuance price per share		¥ 1.00	¥ 1.00
Issued capital		¥ 4,275	¥ 3,065
CSAH [member] | Twenty Eighteen A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,578,073,089
Lock-up period	36 months
Number Of Shares Issued To Entity Was Released.		489,202,658
CSAH [member] | Twenty Eighteen H Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	600,925,925
CSAH [member] | 2020 H Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued					608,695,652